Pay vs Performance Disclosure	8 Months Ended	12 Months Ended
	Aug. 21, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pay Versus Performance Table
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the fiscal years ended December 31, 2023, 2022, 2021 and 2020. In determining the “compensation actually paid” (CAP) to our named executive officers, SEC rules require us to make various adjustments to amounts reported in the Summary Compensation Table because the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values reported in our Summary Compensation Table, as well as the adjusted values required in this section by SEC rules. As identified in the footnotes to the table, the determination of CAP includes adjustments to reflect, among other things, period-to-period changes in the accounting value of unvested equity awards. Accordingly, such amounts do not reflect the value of compensation actually delivered to or received in the period reported in the table.
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(j)	(k)	(j)		(k)
Year(1)	Summary Compensation Table Total for Current PEO ($)(2)	Summary Compensation Table Total for Former PEO ($)(2)	Compensation Actually Paid to Current PEO ($)(3)	Compensation Actually Paid to Former PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based on:(4)		Net Income ($000s)		Adjusted ROE (%)(6)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2023	$2,750,297	N/A	$1,740,613	N/A	$1,452,785	$1,037,819	$51.49	$113.36	-$	29,689	-3.8%
2022	$1,551,845	$1,739,780	$1,562,931	$1,468,766	$825,850	$838,313	$68.01	$107.31		$15,031	3.0%
2021	N/A	$2,387,206	N/A	$2,678,683	$865,170	$802,746	$56.44	$118.13		$80,594	7.2%
2020	N/A	$2,118,816	N/A	$686,264	$1,075,628	$475,102	$59.76	$100.89	-$	112,706	-13.4%

(1)
The Principal Executive Officer (“PEO”) and named executive officers for the applicable years were as follows:

Year	Current PEO	Former PEO	Non-PEO NEOs
2023	Kevin J. Leidwinger		Julie A. Stephenson; Eric J. Martin; Robert F. Cataldo; and Micah Woolstenhulme
2022	Kevin J. Leidwinger	Randy A. Ramlo	Eric J. Martin; Robert F. Cataldo; Jeremy J. Bahl; Micah Woolstenhulme; Randy L. Patten; and Michael T. Wilkins
2021		Randy A. Ramlo	Michael T. Wilkins; Randy L. Patten; Robert F. Cataldo; Micah Woolstenhulme; and Dawn M. Jaffray
2020		Randy A. Ramlo	Michael T. Wilkins; Dawn M. Jaffray; Robert F. Cataldo; and Neal R. Scharmer

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Messrs. Leidwinger and Ramlo and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named executive officers reported for the applicable year other than the PEOs for such years.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Leidwinger and Ramlo and for the average of the other named executive officers is set forth following the footnotes of this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)
The TSR Peer Group consists of Standard & Poor’s 600 Property and Casualty Index. This is the same industry index used for purposes of the Company’s stock price performance graph in its Annual Report to stockholders.

(6)
As noted in the CD&A for 2023 the Compensation Committee determined that Adjusted ROE continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in both the 2023 AIP and 2023 PSUs. Adjusted ROE is our return-on-equity, calculated in accordance with GAAP, excluding the impact of market value changes on investments.

	2020				2021				2022						2023
Adjustments	Former PEO		Average non-PEO NEOs(i)		Former PEO		Average non-PEO NEOs(i)		Former PEO		Current PEO		Average non-PEO NEOs(i)		Current PEO		Average non-PEO NEOs(i)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY (a)	-$	570,904	-$	316,962	-$	856,025	-$	282,058	-$	297,179	-$	919,152	-$	296,673	-$	1,500,009	-$	604,516
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End(b)		$244,579		$150,389		$678,624		$221,278		$52,121		$758,427		$232,501		$853,662		$325,097
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date(c)		$0		$0		$0		$0		$0		$171,811		$32,232		$0		$62,291
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End(d)	-$	815,303	-$	248,518		$60,113		$12,296		$102,827		$0		$33,568	-$	326,705	-$	180,706
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date(e)	-$	63,206	-$	21,734		$379,673		$82,599		$303,084		$0		$40,726	-$	42,231		$111
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End(f)		$0		$0	-$	76,166	-$	112,552	-$	521,131		$0	-$	49,924		$0	-$	3,439
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date		$74,600		$16,632		$98,373		$19,217		$64,267		$0		$6,439		$5,600		$4,217
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY		$0		$0		$0		$0		$0		$0		$0		$0		$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY(g)	-$	323,233	-$	224,026	-$	4,867	-$	33,855		$0		$0		$0		$0	-$	25,286
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(h)		$20,915		$43,693		$11,752		$30,651		$24,998		$0		$13,594		$0		$7,265
TOTAL ADJUSTMENTS	-$	1,432,552	-$	600,526		$291,477	-$	62,424	-$	271,013		$11,086		$12,463	-$	1,009,683	-$	414,966
(a)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(b)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(c)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year, and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(h)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(i)
See footnote 1 above for the named executive officers included in the average for each year.

Company Selected Measure Name		Adjusted ROE (%)
Named Executive Officers, Footnote
(1)
The Principal Executive Officer (“PEO”) and named executive officers for the applicable years were as follows:

Year	Current PEO	Former PEO	Non-PEO NEOs
2023	Kevin J. Leidwinger		Julie A. Stephenson; Eric J. Martin; Robert F. Cataldo; and Micah Woolstenhulme
2022	Kevin J. Leidwinger	Randy A. Ramlo	Eric J. Martin; Robert F. Cataldo; Jeremy J. Bahl; Micah Woolstenhulme; Randy L. Patten; and Michael T. Wilkins
2021		Randy A. Ramlo	Michael T. Wilkins; Randy L. Patten; Robert F. Cataldo; Micah Woolstenhulme; and Dawn M. Jaffray
2020		Randy A. Ramlo	Michael T. Wilkins; Dawn M. Jaffray; Robert F. Cataldo; and Neal R. Scharmer

Peer Group Issuers, Footnote
(5)
The TSR Peer Group consists of Standard & Poor’s 600 Property and Casualty Index. This is the same industry index used for purposes of the Company’s stock price performance graph in its Annual Report to stockholders.

Adjustment To PEO Compensation, Footnote
	2020				2021				2022						2023
Adjustments	Former PEO		Average non-PEO NEOs(i)		Former PEO		Average non-PEO NEOs(i)		Former PEO		Current PEO		Average non-PEO NEOs(i)		Current PEO		Average non-PEO NEOs(i)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY (a)	-$	570,904	-$	316,962	-$	856,025	-$	282,058	-$	297,179	-$	919,152	-$	296,673	-$	1,500,009	-$	604,516
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End(b)		$244,579		$150,389		$678,624		$221,278		$52,121		$758,427		$232,501		$853,662		$325,097
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date(c)		$0		$0		$0		$0		$0		$171,811		$32,232		$0		$62,291
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End(d)	-$	815,303	-$	248,518		$60,113		$12,296		$102,827		$0		$33,568	-$	326,705	-$	180,706
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date(e)	-$	63,206	-$	21,734		$379,673		$82,599		$303,084		$0		$40,726	-$	42,231		$111
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End(f)		$0		$0	-$	76,166	-$	112,552	-$	521,131		$0	-$	49,924		$0	-$	3,439
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date		$74,600		$16,632		$98,373		$19,217		$64,267		$0		$6,439		$5,600		$4,217
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY		$0		$0		$0		$0		$0		$0		$0		$0		$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY(g)	-$	323,233	-$	224,026	-$	4,867	-$	33,855		$0		$0		$0		$0	-$	25,286
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(h)		$20,915		$43,693		$11,752		$30,651		$24,998		$0		$13,594		$0		$7,265
TOTAL ADJUSTMENTS	-$	1,432,552	-$	600,526		$291,477	-$	62,424	-$	271,013		$11,086		$12,463	-$	1,009,683	-$	414,966
(a)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(b)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(c)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year, and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(h)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(i)
See footnote 1 above for the named executive officers included in the average for each year.

Non-PEO NEO Average Total Compensation Amount		$ 1,452,785	$ 825,850	$ 865,170	$ 1,075,628
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,037,819	838,313	802,746	475,102
Adjustment to Non-PEO NEO Compensation Footnote
	2020				2021				2022						2023
Adjustments	Former PEO		Average non-PEO NEOs(i)		Former PEO		Average non-PEO NEOs(i)		Former PEO		Current PEO		Average non-PEO NEOs(i)		Current PEO		Average non-PEO NEOs(i)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY (a)	-$	570,904	-$	316,962	-$	856,025	-$	282,058	-$	297,179	-$	919,152	-$	296,673	-$	1,500,009	-$	604,516
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End(b)		$244,579		$150,389		$678,624		$221,278		$52,121		$758,427		$232,501		$853,662		$325,097
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date(c)		$0		$0		$0		$0		$0		$171,811		$32,232		$0		$62,291
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End(d)	-$	815,303	-$	248,518		$60,113		$12,296		$102,827		$0		$33,568	-$	326,705	-$	180,706
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date(e)	-$	63,206	-$	21,734		$379,673		$82,599		$303,084		$0		$40,726	-$	42,231		$111
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End(f)		$0		$0	-$	76,166	-$	112,552	-$	521,131		$0	-$	49,924		$0	-$	3,439
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date		$74,600		$16,632		$98,373		$19,217		$64,267		$0		$6,439		$5,600		$4,217
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY		$0		$0		$0		$0		$0		$0		$0		$0		$0
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY(g)	-$	323,233	-$	224,026	-$	4,867	-$	33,855		$0		$0		$0		$0	-$	25,286
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans(h)		$20,915		$43,693		$11,752		$30,651		$24,998		$0		$13,594		$0		$7,265
TOTAL ADJUSTMENTS	-$	1,432,552	-$	600,526		$291,477	-$	62,424	-$	271,013		$11,086		$12,463	-$	1,009,683	-$	414,966
(a)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(b)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(c)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year, and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(h)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(i)
See footnote 1 above for the named executive officers included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the Named Executive Officers
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial measures used by the Company to link CAP to the named executive officers for 2023. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program, including the AIP and 2023 PSUs.
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our named executive officers for the fiscal year ended December 31, 2023:
Adjusted Return on Equity,

Written Premium Growth,

Net Adjusted Loss Ratio, and

Underwriting Expense Ratio.

Total Shareholder Return Amount		$ 51.49	68.01	56.44	59.76
Peer Group Total Shareholder Return Amount		113.36	107.31	118.13	100.89
Net Income (Loss)		$ (29,689,000)	$ 15,031,000	$ 80,594,000	$ (112,706,000)
Company Selected Measure Amount		(3.8)	3	7.2	(13.4)
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Return on Equity,
Non-GAAP Measure Description
(6)
As noted in the CD&A for 2023 the Compensation Committee determined that Adjusted ROE continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in both the 2023 AIP and 2023 PSUs. Adjusted ROE is our return-on-equity, calculated in accordance with GAAP, excluding the impact of market value changes on investments.

Measure:: 2
Pay vs Performance Disclosure
Name		Written Premium Growth
Measure:: 3
Pay vs Performance Disclosure
Name		Net Adjusted Loss Ratio
Measure:: 4
Pay vs Performance Disclosure
Name		Underwriting Expense Ratio
Current PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,750,297	$ 1,551,845
PEO Actually Paid Compensation Amount		$ 1,740,613	1,562,931
PEO Name		Kevin J. Leidwinger
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,739,780	$ 2,387,206	$ 2,118,816
PEO Actually Paid Compensation Amount			1,468,766	2,678,683	686,264
PEO Name	Randy A. Ramlo
PEO | Current PEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,009,683)	11,086
PEO | Current PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,500,009)	(919,152)
PEO | Current PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		853,662	758,427
PEO | Current PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	171,811
PEO | Current PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(326,705)	0
PEO | Current PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(42,231)	0
PEO | Current PEO [Member] | Change In Fair Value Of Awards Granted In Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Current PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,600	0
PEO | Current PEO [Member] | Change In Fair Value Of Options And SARs Modified During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Current PEO [Member] | Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Current PEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Former PEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(271,013)	291,477	(1,432,552)
PEO | Former PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(297,179)	(856,025)	(570,904)
PEO | Former PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			52,121	678,624	244,579
PEO | Former PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Former PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			102,827	60,113	(815,303)
PEO | Former PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			303,084	379,673	(63,206)
PEO | Former PEO [Member] | Change In Fair Value Of Awards Granted In Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(521,131)	(76,166)	0
PEO | Former PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			64,267	98,373	74,600
PEO | Former PEO [Member] | Change In Fair Value Of Options And SARs Modified During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Former PEO [Member] | Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(4,867)	(323,233)
PEO | Former PEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,998	11,752	20,915
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(414,966)	12,463	(62,424)	(600,526)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(604,516)	(296,673)	(282,058)	(316,962)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		325,097	232,501	221,278	150,389
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		62,291	32,232	0	0
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(180,706)	33,568	12,296	(248,518)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		111	40,726	82,599	(21,734)
Non-PEO NEO | Change In Fair Value Of Awards Granted In Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,439)	(49,924)	(112,552)	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,217	6,439	19,217	16,632
Non-PEO NEO | Change In Fair Value Of Options And SARs Modified During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(25,286)	0	(33,855)	(224,026)
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 7,265	$ 13,594	$ 30,651	$ 43,693